Equity	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Equity	Equity
a) Share capital and share premium
2022
At December 31, 2022, Telefónica, S.A.´s share capital amounted to 5,775,237,554 euros and is divided into 5,775,237,554 common shares, of a single series and with a par value of 1 euro each, fully paid in. All the shares of the Company have the same characteristics and carry the same rights and obligations.
The Board of Directors of Telefónica, S.A. at its meeting held on April 8, 2022, has resolved to carry out the implementation of the share capital reduction through the cancellation of own shares approved by the Annual General Shareholders’ Meeting held on April 8, 2022.
In April 2022, the share capital of Telefónica, S.A. was reduced in the amount of 139,275,057 euros, through the cancellation of 139,275,057 own shares of the Company held as treasury stock, with a nominal value of one euro each. The share capital of the Company resulting from the reduction was set at 5,639,772,963 euros corresponding to 5,639,772,963 shares with a nominal value of one euro each. Related to the capital reduction the share premium was reduced by 409 million euros.
The reduction did not entail the return of contributions to the shareholders since the Company is the owner of the cancelled shares. The reduction was carried out with a charge to unrestricted reserves, through the allocation of a reserve for cancelled share capital in an amount equal to the nominal value of the cancelled shares (i.e. for an amount of 139,275,057 euros), which may only be used in compliance with the same requirements as those established for the reduction of share capital, by application of the provisions of section 335. c) of the Spanish Companies Act. Accordingly, as laid down in such section, the creditors of the Company will not have the right to oppose the reduction mentioned in section 334 of the Spanish Companies Act in connection with the share capital reduction.
On April 22, 2022, the deed relating to the share capital reduction was registered in the Commercial Registry of Madrid.
On June 24, 2022 the deed of capital increase amounting to 135,464,591 euros, divided into 135,464,591 ordinary shares, with a nominal value of one euro each, and issued against reserves as part of the scrip dividend, was filed in the Madrid Commercial registry. Following the share capital increase, the share capital was set up at 5,775,237,554 euros.
The shares of Telefónica, S.A. are represented by book entries that are listed on the Spanish Electronic Market (within the selective Ibex 35 index) and on the four Spanish Stock Exchanges (Madrid, Barcelona, Valencia and Bilbao), as well as on the New York and Lima Stock Exchanges (on these latter two Exchanges through American Depositary Shares (ADSs), with each ADS representing one share of the Company).
2021
At December 31, 2021, Telefónica, S.A.´s share capital amounted to 5,779,048,020 euros and is divided into 5,779,048,020 common shares, of a single series and with a par value of 1 euro each, fully paid in.
The Board of Directors of Telefónica, S.A. at its meeting held on April 23, 2021, resolved to carry out the implementation of the share capital reduction through the cancellation of own shares approved by the Annual General Shareholders’ Meeting held on April 23, 2021.
The share capital of Telefónica, S.A. was reduced in the amount of 82,896,466 euros, through the cancellation of 82,896,466 own shares of the Company held as treasury stock, with a nominal value of one euro each. The share capital of the Company resulting from the reduction was set at 5,443,534,596 euros corresponding to 5,443,534,596 shares with a nominal value of one euro each. Related to the capital reduction the share premium was reduced by 305 million euros.
The reduction was carried out with a charge to unrestricted reserves, through the allocation of a reserve for cancelled share capital in an amount equal to the nominal value of the cancelled shares (i.e. for an amount of 82,896,466 euros), which may only be used in compliance with the same requirements as those established for the reduction of share capital. Accordingly, the creditors of the Company did not have the right to oppose the reduction mentioned in section 334 of the Spanish Companies Act in connection with the share capital reduction.
On May 5, 2021, the deed relating to the share capital reduction was registered in the Commercial Registry of Madrid.
On June 22, 2021 the deed of capital increase amounting to 194,518,911 euros, divided into 194,518,911 ordinary shares, with a nominal value of one euro each, and issued against reserves as part of the scrip dividend, was filed in the Madrid Commercial registry. Following the share capital increase, the share capital was set up at 5,638,053,507 euros.
On November 3, 2021, the Board of Directors agreed to submit for the approval of the General Shareholders Meeting of the Company the adoption of the appropriate corporate resolutions to execute a capital reduction by means of a redemption of treasury shares representing approximately 1.65% of the share capital.
On December 23, 2021, the capital increased in the amount of 140,994,513 euros, in which 140,994,513 ordinary shares with a par value of one euro each were issued against reserves as part of the scrip dividend. Following the share capital increase, the share capital was set at 5,779,048,020 euros. On that date, the deed was filed in Madrid Companies' Register.
Authorizations by Shareholders’ Meeting
As regards the authorizations conferred in respect of the share capital, the shareholders acting at the Ordinary General Shareholders’ Meeting held on June 12, 2020 resolved to delegate to the Board of Directors, as broadly as required by Law, pursuant to the provisions of Section 297.1.b) of the Companies Act, the power to increase the share capital on one or more occasions and at any time, within a period of five year from the date of adoption of such resolution, by the maximum nominal amount of 2,596,065,843 euros, equal to one-half of the share capital of the Company on the date of adoption of the resolution at the General Shareholders’ Meeting, issuing and floating the respective new shares for such purpose with or without a premium, the consideration for which will consist of monetary contributions, with express provision for incomplete subscription of the shares to be issued. The Board of Directors was also authorized to exclude pre-emptive rights in whole or in part, as provided in section 506 of the Companies Act. However, the power to exclude pre-emptive rights is limited to 20% of the share capital on the date on which the resolution is adopted. In accordance with the above-mentioned authorization, as of the end of fiscal year 2022, the Board would be authorized to increase the share capital by the maximum nominal amount of 2,596,065,843 euros.
Furthermore, the shareholders acting at the Ordinary General Shareholders’ Meeting of Telefónica, S.A. held on June 12, 2020 delegated to the Board of Directors, in accordance with the general rules governing the issuance of debentures and pursuant to the provisions of applicable law and the Company’s By-Laws, the power to issue securities, including preferred shares and warrants, with the power to exclude the pre-emptive rights of shareholders. The aforementioned securities may be issued on one or more occasions, within a maximum period of five years as from the date of adoption of the resolution. The securities issued may be debentures, bonds, notes and other fixed-income securities, or debt instruments of a similar nature, or hybrid instruments in any of the forms admitted by Law (including, among others, preferred interests) both simple and, in the case of debentures, bonds and hybrid instruments, convertible into shares of the Company and/or exchangeable for shares of the Company, of any of the companies of its Group or of any other company and/or giving the holders thereof an interest in the corporate earnings. Such delegation also includes warrants or other similar instruments that may entitle the holders thereof, directly or indirectly, to subscribe for or acquire newly-issued or outstanding shares, payable by physical delivery or through differences. The aggregate amount of the issuance or issuances of instruments that may be approved in reliance on this delegation may not exceed, at any time, 25,000 million euros or the equivalent thereof in another currency. In the case of notes and for purposes of the above-mentioned limits, the outstanding balance of those issued in reliance on the delegation shall be computed. In the case of warrants, and also for the purpose of such limit, the sum of the premiums and exercise prices of each issuance shall be taken into account.

Furthermore, under the aforementioned delegation resolution, the shareholders at the Ordinary General Shareholders’ Meeting of Telefónica, S.A. resolved to authorize the Board of Directors to guarantee, in the name of the Company, the issuance of the aforementioned instruments issued by the Companies belonging to its Group of Companies, within a maximum period of five years as from the date of adoption of the resolution.

Furthermore, on June 8, 2018, shareholders voted to authorize the acquisition by the Board of Directors of Telefónica, S.A. treasury shares, up to the limits and pursuant to the terms and conditions established at the Shareholders’ Meeting, within a maximum five-year period from that date. However, it specified that in no circumstances could the par value of the shares acquired, added to that of the treasury shares already held by Telefónica, S.A. and by any of its controlled subsidiaries, exceed the maximum legal percentage at any time.
b) Dividends
Dividends distribution in 2022
Approval was given at the General Shareholders’ Meeting of April 8, 2022 to pay a dividend in two tranches. The first tranche through a scrip dividend amounting to approximately 0.15 euros per share took place on June 2022 and consist on the assignment of free allotment rights with an irrevocable purchase commitment by the Company. The second tranch amounting to approximately 0.15 euros per share took place in December 2022, after the adoption of the corresponding corporate resolutions.

At its meeting held on May 25, 2022, the Executive Commission of Telefónica, S.A. Board of Directors agreed to carry out the execution of the increase in paid-up capital, related to the shareholders compensation by means of a scrip dividend. Thus, each shareholder received one free allotment right for each Telefónica share held. Such free allotment rights were traded on the Continuous Market in Spain during a period of 15 calendar days. Once this trading period ended, the shareholders of 25.54% of the free-of-charge allotment rights accepted the irrevocable purchase commitment assumed by Telefónica, S.A. The payment to these shareholders was made on June 16, 2022. The gross impact of this dividend amounts to 213 million euros.

On the other hand, the shareholders of 74.46% of the free-of-charge allotment rights were entitled, therefore, to receive new shares of Telefónica, S.A. So the final number of shares issued on June 24, 2022 in the capital increase was 135,464,591 shares with a nominal value of 1 euro each.
The second tranch of the dividend was paid on December 15, 2022 and had an impact in equity amounting to 854 million euros.
Dividends distribution in 2021
Approval was given at the General Shareholders’ Meeting of April 23, 2021 to pay a scrip dividend amounting to approximately 0.35 euros per share in two tranches, consisting of the assignment of free allotment rights with an irrevocable purchase commitment by the Company, and a subsequent capital increase by means of the issue of new shares to fulfill said allotments, following a specific calculation mechanism which might result in variations of the amount. The distribution of the first tranch, amounting approximately 0.20 euros per share, took place in June of 2021 and the second tranch amounting approximately 0.15 euros per share took place in December 2021, after the adoption of the corresponding corporate resolutions.
At its meeting held on May 26, 2021, the Executive Commission of Telefónica, S.A. Board of Directors agreed to carry out the execution of the increase in paid-up capital, related to the shareholders compensation by means of a scrip dividend. Thus, each shareholder received one free allotment right for each Telefónica share held. Such free allotment rights were traded on the Continuous Market in Spain during a period of 15 calendar days. Once this trading period ended, the shareholders of 28.53% of the free-of-charge allotment rights accepted the irrevocable purchase commitment assumed by Telefónica, S.A. Cash payment to these shareholders was made on June 17, 2021. The gross impact of this dividend amounts to 308 million euros.
On the other hand, the shareholders of 71.47% of the free-of-charge allotment rights were entitled, therefore, to receive new shares of Telefónica, S.A. So the final number of shares issued after June 22, 2021 in the capital increase was 194,518,911 shares with a nominal value of 1 euro each.
The Executive Commission of Telefónica, S.A. Board of Directors meeting of November 3, 2021 agreed the implementation of the second capital increase with charge to reserves related to the shareholder compensation by means of a scrip dividend. Thus, each shareholder received 1 free allotment right for each Telefónica share held. The shareholders of 34.98% of the free-of-charge allotment rights accepted the irrevocable purchase commitment assumed by Telefónica, S.A. Cash payment was made on December 17, 2021 and had an impact in equity amounting to 292 million euros.
On the other hand, the shareholders of 65.02% of the free-of-charge allotment rights were entitled, therefore, to receive new shares of Telefónica, S.A. So the final number of shares issued on December 23, 2021 in the capital increase was 140,994,513 shares with a nominal value of one euro each.
Dividends distribution in 2020
Approval was given at the General Shareholders’ Meeting of June 12, 2020 to pay a scrip dividend amounting to approximately 0.40 euros per share in two tranches, consisting of the assignment of free allotment rights with an irrevocable purchase commitment by the Company, and a subsequent capital increase by means of the issue of new shares to fulfill said allotments, following a specific calculation mechanism which might result in variations of the amount. The distribution of the first tranche, amounting approximately 0.20 euros per share, took place in June of 2020 and the second tranche, amounting approximately 0.20 euros per share, took place in December 2020, after the adoption of the corresponding corporate resolutions.
At its meeting held on June 12, 2020, the Board of Directors agreed to carry out the execution of the increase in paid-up capital, related to the shareholders compensation by means of a scrip dividend. Thus, each shareholder received one free allotment right for each Telefónica share held. Such free allotment rights were traded on the Continuous Market in Spain during a period of 15 calendar days. Once this trading period ended, the shareholders of 36.99% of the free-ofcharge allotment rights accepted the irrevocable purchase commitment assumed by Telefónica, S.A. Cash payment was made on July 3, 2020 and had an impact in equity amounting to 371 million euros.
On the other hand, the shareholders of 63.01% of the free of-charge allotment rights were entitled, therefore, to receive new shares of Telefónica, S.A. So the final number of shares issued after June 30, 2020 in the capital increase was 136,305,986 shares with a nominal value of 1 euro each.
The Executive Commission of Telefónica, S.A. Board of Directors meeting of December 4, 2020 agreed the implementation of the second capital increase with charge to reserves related to the shareholder compensation by means of a scrip dividend. The shareholders of 33.12% of the free of- charge allotment rights accepted the irrevocable purchase commitment assumed by Telefónica, S.A. Cash payment was made on December 30, 2020 and had an impact in equity amounting to 342 million euros.
On the other hand, the shareholders of 66.88% of the free of-charge allotment rights were entitled, therefore, to receive new shares of Telefónica, S.A. So the final number of ordinary shares with a nominal value of 1 euro issued in the capital increase was 197,993,390 corresponding to 3.72% of the share capital, being 197,993,390 euros the capital increase.
Proposed distribution of results of the parent company
Telefónica, S.A. generated 880 million euros of losses in 2022.
The Company’s Board of Directors will submit the following proposed distribution of 2022 results for approval at the Shareholders’ Meeting:

Millions of euros
Legal reserve	—
Unrestricted reserves	(880)
Total	(880)
c) Other equity instruments
Undated deeply subordinated securities
Unless specified otherwise, undated deeply subordinated securities were issued by Telefónica Europe, B.V.
The characteristic of undated deeply subordinated securities, the detail of the tender offer and the amounts repurchased in the operations and the amount amortized in advance, are the following (million euros):

Issue date	Annual Fix	Variable	Exercisable by issuer	12/31/2021	Tender Offer	Amount repurchased	Redemption	12/31/2022
11/23/2022 (1)	7.125%	from 11/23/28 rate SWAP + spread incremental	2028	—	—	—	—	750
11/24/2021 (2)	2.875%	from 05/24/28 rate SWAP + spread incremental	2028	750	—	—	—	750
2/12/2021 (2)	2.376%	from 05/12/29 rate SWAP + spread incremental	2029	1,000	—	—	—	1,000
2/5/2020 (1)	2.502%	from 05/05/27 rate SWAP + spread incremental	2027	500	—	—	—	500
09/24/2019	2.875%	from 09/24/27 rate SWAP + spread incremental	2027	500	—	—	—	500
03/14/2019	4.375%	from 03/14/25 rate SWAP + spread incremental	2025	1,300	—	—	—	1,300
03/22/2018	3%	from 12/04/23 rate SWAP + spread incremental	2023	824	824	(74)	—	750
	3.875%	from 09/22/26 rate SWAP + spread incremental	2026	1,000	—	—	—	1,000
12/07/2017	2.625%	from 06/07/23 rate SWAP + spread incremental	2023	676	676	(547)	(129)	—
03/31/2014	5.875%	from 03/31/24 rate SWAP + spread incremental	2024	1,000	—	—	—	1,000
				7,550				7,550
(1) Green undated deeply subrodinated securities (see Note 29.d)
(2) Sustanible undated deeply subordinated securities (see Nota 29.d)

In all issuances of undated deeply subordinated securities (hybrid instruments), the issuer has an option to defer the payment of coupons and holders of such securities cannot call for payment.
As the repayment of principal and the payment of coupons depend solely on Telefónica’s decision, these undated deeply subordinated securities are equity instruments and are presented under “Other equity instruments” in the accompanying consolidated statement of changes in equity.
In November 2022, Telefónica Europe, B.V. carried out several transactions on its hybrid capital: (a) a new issue amounting to 750 million euros, guaranteed by Telefónica, S.A. (see Note 29.d); (b) a tender offer on a hybrid instruments, denominated in euros, with first call dates in March and September 2023. The issuer accepted the purchase in cash of the tendered securities in a principal amount of 621 million euros.
In December 2022, Telefónica Europe, B.V. was exercised the clean-up call option for the remaining hybrid instruments with first non-call date March 2023, with an aggregate principal amount of 129 million euros.
In 2022, the payment of the coupons related to hybrids instruments, in an aggregate amount, net of tax effects, of 201 million euros (263 million and 335 million euros in 2021 and 2020, respectively), was recorded as “Retained earnings” in the consolidated statements of changes in equity. In 2022 and 2021, the payments related to the undated deeply subordinated securities include the premium of the tender offers carried out in these periods amounting to -1 million euros and 61 million euros, respectively.
d) Legal reserve
According to the consolidated text of the Spanish Corporate Enterprises Act, companies must transfer 10% of profit for the year to a legal reserve until this reserve reaches at least 20% of share capital. The legal reserve can be used to increase capital by the amount exceeding 10% of the increased share capital amount. Except for this purpose, until the legal reserve exceeds the limit of 20% of share capital, it can only be used to offset losses, if there are no other reserves available. At of December 31, 2022 the legal reserve amounts to 1,059 million euros representing 18.34% of the share capital at the date.
e) Retained earnings
These reserves include undistributed profits of companies constituting the consolidated Group minus interim dividends paid against profit for the year, actuarial gains and losses, the impact of the asset ceiling on defined benefit plans and the payment of coupons related to subordinated securities, if applicable.
These reserves also include revaluation reserves and the reserve for canceled share capital. These reserves are regulated by some restrictions for their distribution.
Revaluation reserves
The balance of Revaluation reserves arose as a result of the revaluation made pursuant to Spanish Royal Decree-Law 7/1996 of June 7, and may be used, free of tax, to offset any losses incurred in the future and to increase capital. It may also be allocated to unrestricted reserves, provided that the capital gain has been realized.
The capital gain will be deemed to have been realized in respect of the portion on which the depreciation was recorded for accounting purposes or when the revalued assets were transferred or recognized. In this respect, 4 million euros were reclassified to “Retained earnings” in 2022 (4 million euros in 2021) corresponding to revaluation reserves subsequently considered to be unrestricted. At December 31, 2022, this reserve amounted to 54 million euros (58 million euros at December 31, 2021).
Reserve for canceled share capital
In accordance with Section 335.c) of the Spanish Corporate Enterprises Act and to render null and void the right of opposition provided for in Section 334 of the same Act, whenever the Company decreases capital, it should record a reserve for canceled share capital for an amount equal to the par value of the canceled shares, which can only be used upon satisfaction of the same requirements as those applicable to the reduction of share capital. In 2022 was recorded in this account 139 million euros (83 million euros in 2021). The cumulative amount as of December 31, 2022 is 954 million euros.
f) Translation differences
The breakdown of the accumulated contribution of translation differences attributable to equity holders of the parent at December 31 is as follows:

Millions of euros	2022	2021	2020
Brazilian real	(14,031)	(15,292)	(15,365)
Pound sterling	(322)	309	(3,344)
Venezuelan bolivar	(3,734)	(3,755)	(3,754)
Argentine peso	(1,364)	(1,702)	(2,178)
Other currencies	(1,272)	(1,452)	(1,339)
Total Group	(20,723)	(21,892)	(25,980)
The negative translation differences of Telefónica United Kingdom accumulated in equity at June 1, 2021 were reclassified to the 2021 income statement as a result of the establishment of VMED O2 UK Ltd (see Note 2), for an amount of 3,135 million euros.
Likewise, the negative translation differences associated with the sale of the Telxius Group tower divisions and Telefónica de Costa Rica were also reclassified to the income statement for the amount of 37 and 21 million euros, respectively.
g) Treasury share instruments
Telefónica, S.A. held the following treasury shares at December 31, 2022, 2021 and 2020:

		Euros per share
	Number of shares	Acquisition price	Trading price	Market value (*)%
Treasury shares at 12/31/22	85,217,621	4.00	3.39	288	1.476%
Treasury shares at 12/31/21	139,329,370	3.92	3.85	537	2.411%
Treasury shares at 12/31/20	98,231,380	4.84	3.25	319	1.777%
(*) Millions of euros.
The following transactions involving treasury shares were carried out in 2022, 2021 and 2020:

Number of shares
Treasury shares at 12/31/19	77,562,635
Acquisitions	68,640,303
Scrip dividend	6,252,817
Employee share option plan	(3,118,898)
Other movements	(51,105,477)
Treasury shares at 12/31/20	98,231,380
Acquisitions	122,032,764
Scrip dividend	6,291,518
Employee share option plan	(4,329,826)
Capital reduction	(82,896,466)
Treasury shares at 12/31/21	139,329,370
Acquisitions	90,403,530
Scrip dividend	563,415
Employee share option plan	(5,391,956)
Capital reduction	(139,275,057)
Sales	(411,681)
Treasury shares at 12/31/22	85,217,621
There were treasury shares purchases in 2022 amounting to 365 million euros (478 and 234 million euros in 2021 and 2020, respectively)
On February 28, 2020, Telefónica de Contenidos, S.A.U. (currently Telefónica España Filiales, S.A.) acquired 50% of the capital stock of Prosegur Alarmas, S.L. with an in-kind delivery of 49,545,262 Telefónica shares, previously acquired to the Company, equivalent to 266 million euros as of the quotation on the delivery date included in "other movements".
On December 31, 2022, the third cycle of the Telefónica, S.A long-term incentive plan called "Performance Share Plan 2018-2022" and "Talent for the Future Share Plan 2018-2022" (see Note 27) ended.
The Company also has different derivative instruments, to be settled by offset, on a nominal value equivalent to 193 million of Telefónica shares recorded in the statement of financial position at December 31, 2022 in accordance with their maturity date and fair value (192 million euros at December 31, 2021).
h) Equity attributable to non-controlling interests
“Equity attributable to non-controlling interests” represents the share of non-controlling interests in the equity and income or loss for the year of fully consolidated Group companies. The movements in this balance for the 2022, 2021 and 2020 consolidated statements of financial position are as follows:

Millions of euros	Balance at 12/31/21	Sales of non-controlling interests and inclusion of companies	Acquisitions of non-controlling interests and exclusion of companies	Dividends paid	Profit/(loss) for the year	Change in translation differences	Other movements	Balance at 12/31/22
Telefônica Brasil, S.A.	3,106	—	(86)	(241)	198	425	(3)	3,399
Telefónica Deutschland Holding, A.G.	2,353	—	(48)	(161)	68	—	25	2,237
Colombia Telecomunicaciones, S.A., ESP	409	—	—	(7)	(4)	(47)	(7)	344
Telxius Telecom, S.A.	546	—	—	—	50	13	(10)	599
Other	63	23	(44)	(2)	(4)	2	3	41
Total	6,477	23	(178)	(411)	308	393	8	6,620

Millions of euros	Balance at 12/31/20	Sales of non-controlling interests and inclusion of companies	Acquisitions of non-controlling interests and exclusion of companies	Dividends paid	Profit/(loss) for the year	Change in translation differences	Other movements	Balance at 12/31/21
Telefônica Brasil, S.A.	3,106	—	(63)	(236)	271	17	11	3,106
Telefónica Deutschland Holding, A.G.	2,346	—	(56)	(165)	218	—	10	2,353
Colombia Telecomunicaciones, S.A., ESP	408	—	—	—	7	(28)	22	409
Telxius Telecom, S.A.	1,089	—	—	(2,645)	2,098	16	(12)	546
Other	76	—	—	(5)	(14)	5	1	63
Total	7,025	—	(119)	(3,051)	2,580	10	32	6,477

Millions of euros	Balance at 12/31/19	Sales of non-controlling interests and inclusion of companies	Acquisitions of non-controlling interests and exclusion of companies	Dividends paid	Profit/(loss) for the year	Change in translation differences	Other movements	Balance at 12/31/20
Telefônica Brasil, S.A.	4,442	(2)	—	(272)	217	(1,296)	17	3,106
Telefónica Deutschland Holding, A.G.	2,544	—	—	(156)	(30)	—	(12)	2,346
Colombia Telecomunicaciones, S.A., ESP	526	—	—	—	11	(62)	(67)	408
Telxius Telecom, S.A.	681	323	—	(44)	187	(69)	11	1,089
Other	139	—	(3)	(44)	(10)	(8)	2	76
Total	8,332	321	(3)	(516)	375	(1,435)	(49)	7,025

In 2022, "sales of non-controlling interest and inclusion of companies" reflected the impact of the acquisition by the consortion form by CAA and Vauban of 45% of the company Bluevia for 23 million euros (see Note 2).
In 2021 noteworthy is the result attributable to minority shareholders of Telxius from the sale of its telecommunications towers division (see Note 2) and the dividend distribution related with this transaction (Note 28).
In 2020, "Sales of non-controlling interests and inclusion of companies" reflected the capital increase of Telxius amounting to 645 million euros, of which 323 million euros correspond to non-controlling interest. The profit for the year attributed to Telxius Group in 2020 includes the effect of the recognition of deferred tax assets for temporary differences of Telxius Towers Germany amounting to 184 million euros.
Note 4 contains the revenues, OIBDA, Operating income, capital expenditure and the main items of the statement of financial position for the main segments of the Telefónica Group with non-controlling interests, namely Telefónica Brazil and Telefónica Germany. The detail of these figures for Colombia Telecomunicaciones and Telxius Telecom is as follows:

Millions of euros
Colombia Telecomunicaciones	2022	2021	2020
Revenues	1,517	1,312	1,249
OIBDA	569	413	438
Depreciation and amortization	(308)	(314)	(325)
Operating income	261	99	113
Capital Expenditure	261	151	156
Fixed Assets	1,116	1,264	1,530
Total allocated assets	2,696	2,725	2,864
Total allocated liabilities	2,001	1,878	2,049

Millions of euros
Telxius Telecom	2022	2021	2020
Revenues	421	587	826
OIBDA	218	6,332	520
Depreciation and amortization	(66)	(72)	(269)
Operating income	152	6,260	251
Capital Expenditure	65	91	348
Fixed Assets	507	475	452
Total allocated assets	2,129	2,083	2,840
Total allocated liabilities	1,163	1,225	2,785
The statements of cash flows of these companies are as follows:

Millions of euros
Telefónica Brazil	2022	2021	2020
Net cash flow provided by operating activities	3,678	2,949	3,517
Net cash flow used in investing activities	(2,741)	(1,295)	(1,238)
Net cash flow used in financing activities	(1,674)	(1,467)	(1,817)
	(737)	187	462

Millions of euros
Telefónica Germany	2022	2021	2020
Net cash flow provided by operating activities	2,732	2,407	2,386
Net cash flow used in investing activities	(1,608)	(875)	(459)
Net cash flow used in financing activities	(1,339)	(1,820)	(1,342)
	(215)	(288)	585

Millions of euros
Colombia Telecomunicaciones	2022	2021	2020
Net cash flow provided by operating activities	180	344	276
Net cash flow provided by (used in) investing activities	30	(153)	(189)
Net cash flow provided by (used in) financing activities	(225)	(218)	(42)
	(15)	(27)	45

Millions of euros
Telxius Telecom	2022	2021	2020
Net cash flow provided by operating activities	152	(627)	528
Net cash flow provided by (used in) investing activities	(63)	6,874	(1,141)
Net cash flow provided by (used in) financing activities	(89)	(6,164)	575
	—	83	(38)